Average Annual Total Returns{- International Index Portfolio} - 02.28 VIP International Index Portfolio_Initial, Service Class, Service 2 PRO-06 - International Index Portfolio	Initial Class Return Before Taxes Past 1 year	Initial Class Return Before Taxes Since Inception		Initial Class Return Before Taxes Inception Date	Service Class Return Before Taxes Past 1 year	Service Class Return Before Taxes Since Inception		Service Class Return Before Taxes Inception Date	Service Class 2 Return Before Taxes Past 1 year	Service Class 2 Return Before Taxes Since Inception		Service Class 2 Return Before Taxes Inception Date	IXYSU Past 1 year	IXYSU Since Inception
Total	7.72%	5.96%	[1]	Apr. 17, 2018	7.65%	9.72%	[1]	Apr. 11, 2019	7.48%	5.69%	[1]	Apr. 17, 2018	8.33%	6.51%	[1]

[1]	(a)From April 17, 2018 for Initial Class and Service Class 2; and April 11, 2019 for Service Class.